16. Short-term borrowings and long-term borrowings (Details - Debt) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debtor finance	$ 2,226	$ 2,691
Short-term bank borrowings	0	146
Other short-term borrowings	414	150
Current portion of long-term borrowings	217	179
Total short-term borrowings and current portion of long-term borrowings	2,857	3,166
Long term bank borrowings	6,256	6,017
Other long-term borrowings	0	836
Total long-term borrowings	6,256	6,853
Less: current portion of long-term borrowings	(217)	(179)
Total long-term borrowings, excluding current portion	6,039	6,674
Total borrowings	$ 8,896	$ 9,840